Concentrations, Risks and Uncertainties (Details) - Schedule of concentration of sales revenues generated by third-party customers comprised - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Customer A [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration of sales revenues generated by third-party customers comprised [Line Items]
Total			$ 24,842
Total			10.00%
Customer B [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration of sales revenues generated by third-party customers comprised [Line Items]
Total			$ 20,453
Total			8.00%
Customer C [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration of sales revenues generated by third-party customers comprised [Line Items]
Total			$ 20,425
Total			8.00%
Customer D [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration of sales revenues generated by third-party customers comprised [Line Items]
Total			$ 20,393
Total			8.00%
Customer E [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration of sales revenues generated by third-party customers comprised [Line Items]
Total		$ 408,577
Total		30.00%
Customer F [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration of sales revenues generated by third-party customers comprised [Line Items]
Total		$ 799,865
Total		59.00%
Customer G [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration of sales revenues generated by third-party customers comprised [Line Items]
Total		$ 72,513
Total		5.00%
Customer H [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration of sales revenues generated by third-party customers comprised [Line Items]
Total	$ 697,056
Total	10.00%
Total	$ 697,056	$ 1,280,955	$ 86,113
Total	10.00%	94.00%	34.00%